Financial instruments and risk management - Credit risk - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 5,505	$ 6,543